ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Schedule of Purchase Price
The purchase price equation, subject to finalization, is based on assessed fair values and is as follows:

As at April 1, 2024	Previously reported	Adjustments	Updated
($ millions)	in Q2 2024
Purchase Price Consideration
Cash (net of cash acquired)	2,620	—	2,620
Equity investment in Acquirees	2,562	—	2,562
Other	12	—	12
	5,194	—	5,194
Fair Value of Net Assets Acquired
Current assets	240	—	240
Property, plant and equipment	6,339	6	6,345
Other long-term assets	38	19	57
Goodwill	805	(2)	803
Current liabilities	(219)	(17)	(236)
Long-term debt	(596)	—	(596)
Deferred tax liabilities	(937)	1	(936)
Provisions	(52)	—	(52)
Other long-term liabilities	(276)	(7)	(283)
Non-controlling interest in Aux Sable's U.S. operations	(148)	—	(148)
	5,194	—	5,194